Other Insurance Liabilities and Separate Accounts - Undiscounted Expected Gross Premiums and Expected Future Benefit Payments (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Large Case Pensions
Liability for Future Policy Benefit, Activity [Line Items]
Expected future benefit payments	$ 3,539	$ 3,882
Expected gross premiums	0	0
Long-Term Care
Liability for Future Policy Benefit, Activity [Line Items]
Expected future benefit payments	3,265	3,115
Expected gross premiums	$ 437	$ 478